EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	R$ (165.7)	R$ (145.6)	R$ (157.8)
Employee Benefit Revenue Expenses Allocated To Other Operating Income Expenses Net [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)			(0.1)
Employee Benefit Revenueexpenses Allocated To Cost Of Sales [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(32.1)	(15.1)	(26.4)
Commercial Expenses [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(11.8)	(7.3)	(9.4)
Employee Benefit Revenue Expenses Allocated To Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(9.2)	(8.9)	(14.1)
Employee Benefit Revenue Expenses Allocated To Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	R$ (112.6)	R$ (114.3)	R$ (107.8)